PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET
	(in thousands)
	September 30,	December 31,
	2022	2021
	$-	$-
Furniture and equipment	903	667
Computer hardware	4	4
Land	1,953	-
Leasehold improvements	3,776	3,031
Vehicles	304	131
Construction in progress	4	4

Subtotal	6,944	3,837
Less accumulated depreciation	(1,861)	(1,264)
Property, equipment and leasehold improvements, net	$5,083	$2,573

	(in thousands)
	December 31, 2020	December 31, 2021

Furniture and equipment	538	667
Computer hardware	4	4
Leasehold improvements	3,009	3,031
Vehicles	28	131
Construction in progress	4	4

Subtotal	3,583	3,837
Less accumulated depreciation	(530)	(1,264)
Property, equipment and leasehold improvements, net	$3,053	$2,573